                                 AIM FUNDS GROUP

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND
                                 AIM VALUE FUND
                                AIM VALUE II FUND
                           AIM WORLDWIDE SPECTRUM FUND

                       Supplement dated November 15, 2001
     to the Statement of Additional Information dated September 28, 2001, as supplemented September 28, 2001 and October 1, 2001

The following information replaces in its entirety the first and second paragraph of the section titled "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - Purchases of Class A Shares" on page 33 of the Statement of Additional Information:

    "Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

          INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

          Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge."

The following information replaces in its entirety the section titled "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - Purchases of Class A Shares - LARGE PURCHASES OF CLASS A SHARES" on page 36 of the Statement of Additional Information:

          "LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sale charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

          AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

          For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES


                   1% of the first $2 million
                   plus 0.80% of the next $1 million
                   plus 0.50% of the next $17 million
                   plus 0.25% of amounts in excess of $20 million

          For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

          Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

          If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

          If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange.

          If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

          For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

                   1% of the first $2 million
                   plus 0.80% of the next $1 million
                   plus 0.50% of the next $17 million
                   plus 0.25% of amounts in excess of $20 million

          For annual purchases of Class A shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value."

The following paragraph is added after the section titled "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - Purchase of Class A Shares - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES - LETTERS OF INTENT - Other Persons Eligible for the LOI Privilege" on page 39 of the Statement of Additional Information:

          "LOIs and Contingent Deferred Sales Charges

          If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A Shares of Category I and II Funds are subject to an 18-month, 1% CDSC."

The following paragraph is added to the end of the section titled "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - Purchase of Class A Shares - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES - RIGHTS OF ACCUMULATION" on page 39 of the Statement of Additional Information:

          "If an investor's new purchase of Class A shares of a Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge of the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Funds shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001."

The following information replaces in its entirety the section titled "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - Contingent Deferred Sales Charges Imposed upon Redemption of Shares" on page 44 of the Statement of Additional Information:

          "A contingent deferred sales charge ("CDSC") may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A Shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

          CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

     o Redemptions of shares of Category I or II Funds held more than 18 months;

     o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

     o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

     o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o    Redemptions from private foundations or endowment funds;

     o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

     o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed with 18 months of the original purchase of the exchanges Category I or II Fund shares;

     o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

     o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

     o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

     o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares.

          REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

          If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

            SHARES INITIALLY                                                           CDSC APPLICABLE UPON
                PURCHASED                   SHARES HELD AFTER AN EXCHANGE              REDEMPTION OF SHARES
            ----------------                -----------------------------              --------------------
          o Class A shares of             o   Class A shares of Category I         o  1% if shares are redeemed within
            Category I or II Fund             or II Fund                              18 months of initial
                                                                                      purchase of Category I
                                          o   Class A shares of Category III          or II Fund shares
                                              Fund

                                              o   AIM Cash Reserve Shares of
                                                  AIM Money Market Fund

          o Class A shares of             o   Class A shares of Category III       o  No CDSC
            Category III Fund                 Fund

                                           o  Class A shares of AIM
                                              Tax-Exempt Cash Fund

                                           o  AIM Cash Reserve Shares of AIM
                                              Money Market Fund


          REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

          If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

            SHARES INITIALLY                                                           CDSC APPLICABLE UPON
                PURCHASED                   SHARES HELD AFTER AN EXCHANGE              REDEMPTION OF SHARES
            ----------------                -----------------------------              --------------------
        o  Class A shares of               o   Class A shares of Category I            o  1% if shares are
           Category I or II Fund               or   II Fund                               redeemed within 18
                                                                                          months of initial
                                           o   Class A shares of Category III             purchase of Category I
                                                Fund                                      or II Fund shares

                                           o   AIM Cash Reserve Shares of AIM
                                               Money Market Fund

        o  Class A shares of               o   Class A shares of Category I            o  1% if shares are
           Category III Fund                   or II Fund                                 redeemed within 18
                                                                                           months of initial
                                                                                           purchase of Category III
                                                                                           Fund shares

        o  Class A shares of               o   Class A shares of Category III          o  0.25% if shares are
           Category III Fund                   Fund                                       redeemed within 12
                                                                                          months of initial
                                           o   Class A shares of AIM                      purchase of Category III
                                               Tax-Exempt Cash Fund                       Fund shares"

                                           o   AIM Cash Reserve shares of AIM
                                               Money Market Fund


          PERMITTED EXCHANGES

          Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

          EXCHANGES NOT SUBJECT TO A SALES CHARGE

          You will not pay an initial sales charge when exchanging:

          (1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

          (2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

               (a)  one another;

               (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or (c) Class A shares of another AIM Fund, but only if

                    (i) you acquired the original shares before May 1, 1994; or

                    (ii) you acquired the original shares on or after May 1,
               1994 by way of an exchange from shares with higher initial sales charges; or

          (3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for

               (a) one another;

               (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

                    (i) prior to May 1, 1994 by exchange from Class A shares
               subject to an initial sales charge;

                    (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge; (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
               Fund); or (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

          You will not pay a CDSC or other sales charge when exchanging:

          (1) Class A shares for other Class A shares;

          (2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

          EXCHANGES NOT PERMITTED

          Certain classes of shares are not covered by the exchange privilege.

          For shares purchased prior to November 15, 2001, you may not exchange:

          o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge ("CDSC") for Class A shares of AIM Tax-Exempt Cash Fund;

          o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

          o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

          o AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

          o on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

          o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

          o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund, or

          o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Funds that are subject to a CDSC; however if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."